Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

Note 19 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (189,381,388 common shares issued and outstanding as at December 31, 2019) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the year ended December 31, 2019 and year ended December 31, 2018 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2018	185,930,331	$5,107.8
Exercise of stock options	94,018	5.5
Vesting of restricted share units	52,882	3.3
Dividend reinvestment plan (Note 15(c))	615,250	41.7
Balance at December 31, 2018	186,692,481	$5,158.3
At-the-market equity offering (Note 15(b))	1,433,400	136.0
Acquisition of Salares Norte (Note 3(e))	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan (Note 15(c))	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7

(b)	At-the-Market Equity Program

On July 19, 2019, the Company established an at-the-market equity program (the “ATM Program”) whereby the Company is permitted to issue up to an aggregate of $200 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade. The volume and timing of distributions under the ATM Program is determined at the Company’s sole discretion, subject to applicable regulatory limitations and blackout periods. The ATM Program is effective until July 18, 2020, unless terminated prior to such date by the Company.

During the year ended December 31, 2019, the Company issued 1,433,400 common shares at an average price per common share of $96.56. The gross proceeds to the Company from these issuances were $138.4 million, and the net proceeds were $136.0 million after deducting agent commission costs of $1.4 million and other share issuance costs of $1.0 million.

(c)	Dividends

In 2019, the Company declared dividends of $0.99 per common share (2018  - $0.95 per common share).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2019	2018
Cash dividends	$138.2	$136.1
DRIP dividends	48.8	41.7
	$187.0	$177.8
(d)	Stock-based payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors.  The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant.  The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant.  Options expire on the earlier of the expiry date or the date of termination and are non-transferable.  The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company that have been granted in accordance with the Plan and pursuant to other agreements are as follows:

	2019			2018
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	1,015,409	C$	69.13	955,603	C$	64.48
Granted	104,881	C$	129.32	153,824	C$	92.77
Exercised	(283,863)	C$	59	(94,018)	C$	60.49
Stock options outstanding, end of the year	836,427	C$	80.01	1,015,409	C$	69.13

Exercisable stock options, end of the year	596,402	C$	68.05	710,064	C$	60.40

Options granted during the years ended December 31, 2019 and 2018 have a ten-year term and vest over three years in equal portions on the anniversary of the grant date.  The fair value of stock options was calculated using the Black-Scholes option pricing model based on the following weighted average assumptions, resulting in a fair value of $2.2 million, or a weighted average fair value of C$28.11 per stock option, (2018 — $3.0 million, or C$25.77 per stock option).

	2019	2018
Risk-free interest rate	1.62%	2.05%
Expected dividend yield	1.02%	1.38%
Expected price volatility of the Company’s common shares	27.5%	32.7%
Expected life of the option	4 years	5 years
Forfeiture rate	0%	0%

During the year ended December 31, 2019, an expense of $2.3 million (2018 - $2.6 million) related to stock options has been included in the consolidated statement of income and other comprehensive income, and $0.5 million (2018 - $0.4 million), was capitalized to royalty, stream and working interest, net, respectively. As at December 31, 2019, there was $3.5 million (2018 – $3.9 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 1.7 years (2018 – 1.7 years).

Options to purchase common shares outstanding at December 31, 2019, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$33.12	1,500	1,500	0.90
C$40.87	38,076	38,076	3.95
C$42.43	2,000	2,000	2.25
C$46.17	90,000	90,000	3.63
C$55.58	27,397	27,397	2.95
C$58.67	35,000	35,000	5.64
C$59.52	53,376	53,376	4.95
C$65.76	65,258	65,258	5.95
C$75.45	178,936	178,936	6.95
C$88.76	45,082	13,261	8.64
C$94.57	98,562	27,835	8.95
C$100.10	96,359	63,763	7.95
C$129.32	104,881	—	9.95
	836,427	596,402	6.86

(e)	Restricted share units

During the year ended December 31, 2019, 20,153 performance-based RSUs (2018 – 24,724) and 19,863 time-based RSUs (2018 – 24,341) were awarded to management of the Company. The fair value of the RSUs, which is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of issuance, was determined to be $3.9 million in 2019 (2018 - $3.4 million). Included in the Company’s stock-based compensation expense is an amount of $2.6 million (2018 – $2.6 million) relating to RSUs. In addition, $0.6  million related to the RSUs was capitalized to royalty, stream and working interest, net (2018 – $0.5 million). As at December 31, 2019, there is $6.4 million (2018 – $5.4 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested restricted share units granted under the Plan, which is expected to be recognized over a weighted average period of 2.1 years (2018 – 2.1 years).

(f)	Deferred Share Unit Plan

During the year ended December 31, 2019, 18,448 DSUs and dividend equivalent DSUs were granted to directors under the DSU Plan (2018 – 18,420), and no DSUs and dividend equivalent DSUs were redeemed (2018 - 15,298). The value of the DSU liability as at December 31, 2019 was $10.8 million (2018 - $6.1 million). The mark-to-market adjustment recorded for the year ended December 31, 2019 in respect of the DSU Plan, resulted in a loss of $2.8 million (2018 – gain of $0.3 million).

(g)	Outstanding Stock Options and Restricted Share Units

The following table sets out the maximum shares that would be outstanding if all of the stock options and RSUs at December 31, 2019 and 2018 were exercised:

	2019	2018
Common shares outstanding	189,381,388	186,692,481
Stock options	836,427	1,015,409
Restricted Share Units	108,978	115,337
	190,326,793	187,823,227